Taxes	12 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Taxes

13 Taxes

Income Taxes

Caymans

The Company is domiciled in the Cayman Island. The locality currently enjoys permanent income tax holidays; accordingly, the Company does not accrue for income taxes.

Singapore

The Singapore subsidiaries are incorporated in Singapore and are subject to Singapore Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.

Vietnam

The Vietnam subsidiary is incorporated in Vietnam and is subject to Vietnam Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Vietnam tax laws. The applicable tax rate is 20% in Vietnam, Since there is no business operating activity, the subsidiary does not accrue for income taxes.

Significant components of the provision for income taxes are as follows:

	Years Ended June 30,
	2024	2023	2022
	US$	US$	US$
Income tax (credit) expense is comprised of the following:
Current	(19,194)	-	165,226
Deferred	-	-	549
Total income tax (credit) expense	(19,194)	-	165,775

13	Taxes (continued)

A reconciliation between the Company’s actual provision for income tax and the provision at the Singapore statutory rate was as follows:

	Years Ended June 30,
	2024	2023	2022
	US$	US$	US$

(Loss) Income before tax	(15,621,986)	(3,213,360)	258,472

Loss tax expense computed at statutory rate	(17.0%)	(17.0%)	17.0%
Reconciling items:
Non-deductible expenses	22.2%	4.7%	22.8%
Income not subject to tax	(0.1%)	(0.3%)	(6.5%)
Underprovision in respect of prior years	0.0%	0.0%	8.8%
Utilization of previously unrecognized tax losses	0.0%	0.0%	(17.5%)
Deferred tax assets not recognised	(5.1%)	12.6%	39.3%
Others	0.0%	0.0%	0.2%
Effective tax rate	0.0%	0.0%	64.1%

Deferred tax assets

Significant components of deferred tax were as follows:

	Years Ended June 30,
	2024	2023
	US$	US$

Deferred tax assets, gross:
Net operating loss carried forward	-	406,251
Valuation allowance	-	(406,251)
Deferred tax assets, net of valuation allowance	-	-

In assessing the realizability of deferred tax assets, the Company only consider to the extent that it is probable that future taxable profits will be available against which the Company can utilize the benefits. After consideration of all the information available, the Company has recorded a full valuation allowance against its deferred tax assets as of June 30, 2024, and 2023, respectively, because the Company has determined that is it more likely than not that these assets will not be fully realized due to continuous net operating losses incurred in those geographic areas.